Consolidated Statements of Earnings $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 323,069	$ 203,205	$ 960,156	$ 1,217,052	$ 2,045,422
Cost of goods sold	269,426	157,729	757,934	937,730	1,631,199
Gross margin	53,643	45,476	202,222	279,322	414,223
Selling and administrative expenses	46,804	38,455	147,931	163,310	182,315
Operating income	6,839	7,021	54,291	116,012	231,908
Gain on disposal of property, plant and equipment	0	(25)	135	45	302
Equity earnings from associate and joint venture	284	(412)	671	1,995	1,692
Earnings before finance costs and income taxes	7,123	6,584	55,097	118,052	233,902
Net finance costs	3,871	4,992	16,995	22,493	18,578
Earnings before income taxes	3,252	1,592	38,102	95,559	215,324
Income taxes	3,621	(1,411)	56,557	7,302	63,196
Net earnings (loss)	$ (369)	$ 3,003	(18,455)	88,257	152,128
Net earnings (loss) attributable to:
Controlling interest			(18,455)	88,080	151,647
Non-controlling interest			$ 0	$ 177	$ 481
Earnings (loss) per share – basic | (per share)	$ 0	$ 0.03	$ (0.21)	$ 0.98	$ 1.7
Earnings (loss) per share – diluted | (per share)	$ 0	$ 0.03	$ (0.21)	$ 0.98	$ 1.7
Weighted average number of shares – basic | shares	89,679,811	89,678,845	89,678,845	89,678,845	89,500,829
Weighted average number of shares – diluted | shares	89,679,811	89,762,110	89,678,845	89,678,845	89,709,745